Related Party Transactions (Details Narrative) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Advance from major shareholder			$ 2,203,759		$ 2,095,064	$ 819,702
Monthly rent	$ 721				$ 9,033	$ 9,033
Lease term description	Company renewed lease in May 2017 for another three years until May 28, 2020	Company renewed lease in May 2017 for another three years until May 28, 2020
Future annual minimum lease payment			8,652
Future annual minimum lease payment 2018			8,652
Future annual minimum lease payment 2019			8,652
Future annual minimum lease payment 2020			3,605
Renal expense			$ 6,490	$ 6,490
RMB [Member]
Monthly rent | ¥		¥ 5,000